Offerings - Offering: 1	Sep. 17, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	1,422,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,422,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 209.89
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $ 1,422,000 .